Interest Income and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Composition of Interest Income and Inflation-indexing

The composition of interest income and inflation-indexing for the years ended December 31, 2018, 2017 and 2016 is as follows:

	For the years ended December 31,
	2018			2017			2016
	Interest	Inflation adjustments (1)	Totals	Interest	Inflation adjustments (1)	Totals	Interest	Inflation adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Investments under agreements to resell	4,988	—	4,988	6,643	2	6,645	25,550	—	25,550
Loans and receivables to banks	5,013	—	5,013	5,460	—	5,460	8,180	—	8,180
Commercial loans	816,193	115,468	931,661	872,416	68,729	941,145	772,704	100,381	873,085
Mortgage loans	196,598	107,364	303,962	188,094	59,149	247,243	155,101	79,655	234,756
Consumer loans	372,148	194	372,342	360,268	64	360,332	283,005	31	283,036
Financial investments	101,274	19,060	120,334	70,556	8,274	78,830	67,683	11,032	78,715
Other interest income	10,882	9,850	20,732	9,656	545	10,201	8,427	466	8,893
Gain (loss) from accounting hedges (*)	(19,715)	—	(19,715)	(3,527)	—	(3,527)	(3,012)	—	(3,012)

Totals	1,487,381	251,936	1,739,317	1,509,566	136,763	1,646,329	1,317,638	191,565	1,509,203

Schedule of Detail of the Amount Due for Interest and Readjustments

b. For the years ended December 31, 2018, 2017 and 2016, the detail of the amount of interest and inflation-indexing expense is as follows:

	For the years ended December 31,
	2018			2017			2016
	Interest	Inflation adjustments (1)	Totals	Interest	Inflation adjustments (1)	Totals	Interest	Inflation adjustments (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deposits and other demand liabilities	(49,536)	(141)	(49,677)	(72,732)	(139)	(72,871)	(78,147)	(173)	(78,320)
Obligations under repurchase agreements	(29,660)	(4)	(29,664)	(32,677)	—	(32,677)	(48,086)	—	(48,086)
Time deposits and other time liabilities	(370,206)	(15,528)	(385,734)	(420,190)	(13,047)	(433,237)	(419,661)	(39,720)	(459,381)
Interbank borrowings	(69,054)	(206)	(69,260)	(51,922)	(2,463)	(54,385)	(45,801)	—	(45,801)
Debt instruments issued	(199,420)	(122,832)	(322,252)	(210,104)	(72,780)	(282,884)	(156,168)	(79,126)	(235,294)
Other financial liabilities	(752)	—	(752)	(114)	—	(114)	(142)	(197)	(339)
Other Interest expense	(397)	(4,292)	(4,689)	(556)	(1,962)	(2,518)	(905)	(2,261)	(3,166)
Gain (loss) from hedge accounting (*)	10,374	—	10,374	15,339	—	15,339	359	—	359

Totals	(708,651)	(143,003)	(851,654)	(772,956)	(90,391)	(863,347)	(748,551)	(121,477)	(870,028)

(1)

The inflation indexing is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

(*)

The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 26 “Net foreign exchange income (losses)”).